S000073535 [Member] Average Annual Total Returns	12 Months Ended	51 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	11.52%
Performance Inception Date		Sep. 27, 2021
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	13.57%
Performance Inception Date		Sep. 27, 2021
Nuveen Growth Opportunities ETF
Prospectus [Line Items]
Average Annual Return, Percent	14.53%	11.61%
Performance Inception Date		Sep. 27, 2021
Nuveen Growth Opportunities ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.53%	11.58%
Performance Inception Date		Sep. 27, 2021
Nuveen Growth Opportunities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.60%	9.18%
Performance Inception Date		Sep. 27, 2021